Real Estate (Details 1) (USD $)	Sep. 30, 2014		Dec. 31, 2013	Nov. 05, 2013	Dec. 31, 2012
Summary of purchase price allocation
Land	$ 250,486,000		$ 145,922,555		$ 50,952,519
Building and improvements	1,194,318,000		790,383,837		209,056,922
Tenant origination and absorption cost	372,089,000		246,516,745		68,333,173
Unamortized debt premium	1,934,000		313,583
Total	606,829,000		851,290,100	521,500,000	160,550,000
Two Thousand Fourteen Acquisitions
Summary of purchase price allocation
Land	91,466,000
Building and improvements	396,342,000
Tenant origination and absorption cost	127,865,000
In-place lease valuation- above/(below) market	(9,298,000)
Leasehold Improvements, Gross	2,254,000
Unamortized debt premium	1,800,000
Total	606,829,000
2013 Acquisition
Summary of purchase price allocation
Land			94,970,036
Building and improvements			581,064,051
Tenant origination and absorption cost			178,183,572
In-place lease valuation- above/(below) market			(5,192,199)
Total			849,025,460
Two Thousand Fourteen Acquisitions and Investments
Summary of purchase price allocation
Land	106,666,000
Building and improvements	410,570,000
Tenant origination and absorption cost	128,240,000
In-place lease valuation- above/(below) market	(9,298,000)
Leasehold Improvements, Gross	2,254,000
Unamortized debt premium	1,800,000
Total	636,632,000
Caterpiller Property
Summary of purchase price allocation
Land	6,000,000
Building and improvements	37,904,000
Tenant origination and absorption cost	8,607,000
In-place lease valuation- above/(below) market	4,489,000
Leasehold Improvements, Gross	0
Unamortized debt premium	0
Total	57,000,000
Comcast Greenwood Village, Co
Summary of purchase price allocation
Land			3,145,880
Building and improvements			14,170,560
Tenant origination and absorption cost			8,655,578
In-place lease valuation- above/(below) market			627,982
Total			27,000,000
Total (Allocated Amounts)			26,600,000
Boeing Renton, WA
Summary of purchase price allocation
Land			3,000,000
Building and improvements			5,291,315
Tenant origination and absorption cost			3,708,685
In-place lease valuation- above/(below) market			0
Total			12,000,000
Schlumberger Houston, TX
Summary of purchase price allocation
Land			2,800,000
Building and improvements			39,921,024
Tenant origination and absorption cost			7,831,114
In-place lease valuation- above/(below) market			(1,802,138)
Total			48,750,000
United Technologies (''UTC'') Charlotte, NC
Summary of purchase price allocation
Land			1,330,000
Building and improvements			28,426,881
Tenant origination and absorption cost			9,431,119
In-place lease valuation- above/(below) market			0
Total			39,188,000
Avnet Chandler, AZ
Summary of purchase price allocation
Land			1,860,000
Building and improvements			28,907,849
Tenant origination and absorption cost			2,572,854
In-place lease valuation- above/(below) market			(878,603)
Total			32,462,100
Cigna Phoenix, AZ
Summary of purchase price allocation
Land			8,600,000
Building and improvements			38,070,325
Tenant origination and absorption cost			10,031,654
In-place lease valuation- above/(below) market			(2,201,979)
Total			54,500,000
Nokia Arlington Heights, IL
Summary of purchase price allocation
Land			7,697,000
Building and improvements			18,114,138
Tenant origination and absorption cost			3,728,862
In-place lease valuation- above/(below) market			0
Total			29,540,000
Verizon Property, Warren NJ
Summary of purchase price allocation
Land			5,300,000
Building and improvements			24,932,477
Tenant origination and absorption cost			11,835,325
In-place lease valuation- above/(below) market			(2,067,802)
Total			40,000,000
Fox Head Property, Irvine CA
Summary of purchase price allocation
Land			3,672,000
Building and improvements			17,878,446
Tenant origination and absorption cost			5,351,452
In-place lease valuation- above/(below) market			348,102
Total			27,250,000
Coca-Cola Refreshments, Atlanta GA
Summary of purchase price allocation
Land			5,000,000
Building and improvements			42,845,442
Tenant origination and absorption cost			7,381,115
In-place lease valuation- above/(below) market			1,473,443
Total			56,700,000
Atlanta Wildwood, Atlanta GA
Summary of purchase price allocation
Land			4,189,404
Building and improvements			17,071,465
Tenant origination and absorption cost			6,342,040
In-place lease valuation- above/(below) market			(1,467,549)
Total			28,000,000
Total (Allocated Amounts)			26,135,360
General Electric, Atlanta GA
Summary of purchase price allocation
Land			5,050,000
Building and improvements			43,556,712
Tenant origination and absorption cost			7,839,757
In-place lease valuation- above/(below) market			4,553,531
Total			61,000,000
Community Insurance, Mason OH
Summary of purchase price allocation
Land			1,177,372
Building and improvements			20,015,321
Tenant origination and absorption cost			2,307,307
In-place lease valuation- above/(below) market			0
Total			23,500,000
Anthem, Mason OH
Summary of purchase price allocation
Land			850,000
Building and improvements			7,199,721
Tenant origination and absorption cost			1,692,662
In-place lease valuation- above/(below) market			(242,383)
Total			9,500,000
JP Morgan Chase, Westerville OH
Summary of purchase price allocation
Land			5,500,000
Building and improvements			29,583,184
Tenant origination and absorption cost			9,416,816
In-place lease valuation- above/(below) market			0
Total			44,500,000
IBM, Dublin OH
Summary of purchase price allocation
Land			4,750,000
Building and improvements			24,529,909
Tenant origination and absorption cost			8,239,520
In-place lease valuation- above/(below) market			(219,429)
Total			37,300,000
Aetna, Arlington TX
Summary of purchase price allocation
Land			3,000,000
Building and improvements			8,879,535
Tenant origination and absorption cost			3,450,790
In-place lease valuation- above/(below) market			669,675
Total			16,000,000
CHRISTUS Health, Irving TX
Summary of purchase price allocation
Land			1,950,000
Building and improvements			31,235,695
Tenant origination and absorption cost			15,686,684
In-place lease valuation- above/(below) market			(2,522,379)
Total			46,350,000
Roush Industries, Allen Park MI
Summary of purchase price allocation
Land			875,000
Building and improvements			9,579,452
Tenant origination and absorption cost			1,795,548
In-place lease valuation- above/(below) market			0
Total			12,250,000
Eagle Rock Executive Office Center, East Hanover NJ
Summary of purchase price allocation
Land			1,366,402
Building and improvements			4,123,179
Tenant origination and absorption cost			895,895
In-place lease valuation- above/(below) market			114,524
Total			6,500,000
College Park Plaza, Indianapolis IN
Summary of purchase price allocation
Land			736,514
Building and improvements			5,266,075
Tenant origination and absorption cost			1,397,411
In-place lease valuation- above/(below) market			0
Total			7,400,000
Wells Fargo, Milwaukee WI
Summary of purchase price allocation
Land			3,100,000
Building and improvements			16,849,790
Tenant origination and absorption cost			9,497,821
In-place lease valuation- above/(below) market			(3,447,611)
Total			26,000,000
One Century Place, Nashville TN
Summary of purchase price allocation
Land			8,025,000
Building and improvements			41,159,046
Tenant origination and absorption cost			20,002,761
In-place lease valuation- above/(below) market			813,193
Total			70,000,000
Shire Pharmaceuticals, Wayne PA
Summary of purchase price allocation
Land			2,925,000
Building and improvements			13,490,491
Tenant origination and absorption cost			5,444,955
In-place lease valuation- above/(below) market			(360,446)
Total			21,500,000
Comcast Northpointe Corporate Center I, Lynwood WA
Summary of purchase price allocation
Land			2,291,617
Building and improvements			14,484,653
Tenant origination and absorption cost			2,445,258
In-place lease valuation- above/(below) market			603,647
Total			19,825,175
Comcast Northpointe Corporate Center II, Lynwood WA
Summary of purchase price allocation
Land			1,108,847
Building and improvements			6,065,978
Tenant origination and absorption cost			0
In-place lease valuation- above/(below) market			0
Total			7,174,825
United HealthCare, St. Louis MO
Summary of purchase price allocation
Land			2,920,000
Building and improvements			18,430,643
Tenant origination and absorption cost			5,079,006
In-place lease valuation- above/(below) market			1,570,351
Total			28,000,000
Farmers Property
Summary of purchase price allocation
Land			2,750,000
Building and improvements			10,984,745
Tenant origination and absorption cost			6,121,583
In-place lease valuation- above/(below) market			(756,328)
Total			19,100,000
DigitalGlobe Property
Summary of purchase price allocation
Land	8,600,000
Building and improvements	52,145,000
Tenant origination and absorption cost	31,255,000
In-place lease valuation- above/(below) market	0
Leasehold Improvements, Gross	0
Unamortized debt premium	0
Total	92,000,000
Waste Management Property
Summary of purchase price allocation
Land	0	[1]
Building and improvements	11,757,000	[1]
Tenant origination and absorption cost	4,758,000	[1]
In-place lease valuation- above/(below) market	4,056,000	[1]
Leasehold Improvements, Gross	2,254,000	[1]
Unamortized debt premium	0	[1]
Total	22,825,000	[1]
BT Infonet Property
Summary of purchase price allocation
Land	9,800,000
Building and improvements	34,244,000
Tenant origination and absorption cost	7,239,000
In-place lease valuation- above/(below) market	1,386,000
Leasehold Improvements, Gross	0
Unamortized debt premium	0
Total	52,669,000
Wyndham Property
Summary of purchase price allocation
Land	6,200,000
Building and improvements	76,333,000
Tenant origination and absorption cost	14,819,000
In-place lease valuation- above/(below) market	(752,000)
Leasehold Improvements, Gross	0
Unamortized debt premium	0
Total	96,600,000
Ace Hardware Property
Summary of purchase price allocation
Land	6,900,000
Building and improvements	27,437,000
Tenant origination and absorption cost	6,508,000
In-place lease valuation- above/(below) market	(2,045,000)
Leasehold Improvements, Gross	0
Unamortized debt premium	1,800,000
Total	37,000,000
Equifax Property
Summary of purchase price allocation
Land	1,850,000
Building and improvements	7,971,000
Tenant origination and absorption cost	4,738,000
In-place lease valuation- above/(below) market	(359,000)
Leasehold Improvements, Gross	0
Unamortized debt premium	0
Total	14,200,000
American Express Property
Summary of purchase price allocation
Land	15,000,000
Building and improvements	32,096,000
Tenant origination and absorption cost	13,796,000
In-place lease valuation- above/(below) market	(9,892,000)
Leasehold Improvements, Gross	0
Unamortized debt premium	0
Total	51,000,000
SoftBank Property
Summary of purchase price allocation
Land	22,789,000
Building and improvements	53,945,000
Tenant origination and absorption cost	15,005,000
In-place lease valuation- above/(below) market	(1,639,000)
Leasehold Improvements, Gross	0
Unamortized debt premium	0
Total	90,100,000
Vanguard Property
Summary of purchase price allocation
Land	2,230,000
Building and improvements	23,685,000
Tenant origination and absorption cost	7,376,000
In-place lease valuation- above/(below) market	(91,000)
Leasehold Improvements, Gross	0
Unamortized debt premium	0
Total	33,200,000
Parallon Property
Summary of purchase price allocation
Land	1,000,000
Building and improvements	12,729,000
Tenant origination and absorption cost	4,043,000
In-place lease valuation- above/(below) market	(537,000)
Leasehold Improvements, Gross	0
Unamortized debt premium	0
Total	17,235,000
TW Telecom Property
Summary of purchase price allocation
Land	11,097,000
Building and improvements	26,096,000
Tenant origination and absorption cost	9,721,000
In-place lease valuation- above/(below) market	(3,914,000)
Leasehold Improvements, Gross	0
Unamortized debt premium	0
Total	43,000,000
Restoration Hardware Property
Summary of purchase price allocation
Land	15,200,000	[2]
Building and improvements	14,228,000	[2]
Tenant origination and absorption cost	375,000	[2]
In-place lease valuation- above/(below) market	0	[2]
Leasehold Improvements, Gross	0	[2]
Unamortized debt premium	0	[2]
Total	$ 29,803,000	[2]

[1]	The land associated with the property is subject to a ground lease with the State of Arizona expiring on December 31, 2095.
[2]	Represents the purchase of land and the development costs, included in construction-in-progress, as of September 30, 2014 and discussed in Note 4, Investments.